Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)
2022	$4,581,555	$2,422,054	$2,310,749	$1,326,466	$67.89	$117.87	$(311,458,000)
2021	$4,284,123	$441,904	$3,070,296	$1,021,432	$95.14	$132.30	$(206,356,000)
2020	$2,750,883	$16,770,089	$4,058,365	$5,681,144	$129.04	$133.14	$(135,678,000)

Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our CEO (which was Todd Franklin Watanabe each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes:

Year	Other NEOs
2022	Masaru Matsuda, Patrick Burnett, Kenneth Lock and Scott Burrows
2021	Matthew Moore, Scott Burrows, Patrick Burnett, David Osborne and John Smither
2020	Patrick Burnett and Kenneth Lock

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Biotechnology Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting January 31, 2020 (Date of Arcutis Biotherapeutics IPO) through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 4,581,555	$ 4,284,123	$ 2,750,883
PEO Actually Paid Compensation Amount	$ 2,422,054	441,904	16,770,089
Adjustment To PEO Compensation, Footnote [Text Block]
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,567,503)	$(1,687,369)	$(3,343,926)	$(2,577,658)	$(2,016,253)	$(3,610,916)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,521,704	$1,042,588	$1,708,488	$847,741	$1,764,575	$3,814,469
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$467,924	$143,171	$290,507	$240,204	$232,084	$48,201
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(1,295,222)	$(418,767)	$(2,221,420)	$(458,958)	$9,419,583	$1,052,321
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(286,404)	$(63,906)	$(275,868)	$(100,193)	$4,619,217	$318,704
TOTAL ADJUSTMENTS	$(2,159,501)	$(984,283)	$(3,842,219)	$(2,048,864)	$14,019,206	$1,622,779

Non-PEO NEO Average Total Compensation Amount	$ 2,310,749	3,070,296	4,058,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,326,466	1,021,432	5,681,144
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
Adjustments	PEO	Average Other NEOs	PEO	Average Other NEOs	PEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,567,503)	$(1,687,369)	$(3,343,926)	$(2,577,658)	$(2,016,253)	$(3,610,916)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$2,521,704	$1,042,588	$1,708,488	$847,741	$1,764,575	$3,814,469
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$467,924	$143,171	$290,507	$240,204	$232,084	$48,201
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(1,295,222)	$(418,767)	$(2,221,420)	$(458,958)	$9,419,583	$1,052,321
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(286,404)	$(63,906)	$(275,868)	$(100,193)	$4,619,217	$318,704
TOTAL ADJUSTMENTS	$(2,159,501)	$(984,283)	$(3,842,219)	$(2,048,864)	$14,019,206	$1,622,779

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 67.89	95.14	129.04
Peer Group Total Shareholder Return Amount	117.87	132.30	133.14
Net Income (Loss)	$ (311,458,000)	(206,356,000)	(135,678,000)
PEO Name	Todd Franklin Watanabe
Additional 402(v) Disclosure [Text Block]	The following table sets forth information regarding the total compensation, for services rendered in all capacities, that was paid to, awarded to or earned by our CEO (referred to below as our “PEO” or princial executive officer) (and on average to our non-CEO NEOs, or our “Other NEOs”), as compared to compensation actually paid (“CAP”) to our CEO (and on average to our Other NEOs) and certain Company and peer performance measures during the years ended December 31, 2022, 2021 and 2020, as calculated in accordance with Item 402(v) of Regulation S-K (the “Pay Versus Performance Table”). Please note that we have not included a company selected financial performance measure in the table below as none of our NEOs’ compensation in 2022 was based on any financial performance measures (and were instead based on certain non-financial performance measures, including those related to our research and development).
Description of Between CEO and Other CEO CAP and Financial Performance Measures
The graphs below compare the CAP to our CEO and the average of the CAP to our Other NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, and (iii) our net income, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022. CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.
TSR amounts reported in the graph assume an initial fixed investment of $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and our Peer Group.
Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income, we do not currently utilize GAAP or non-GAAP net income as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income has less of an impact on compensation actually paid. The key factor that drove the changes in compensation actually paid is the fluctuations of our stock price.
	In the years covered by this table, we did not use financial performance measures for our short of long-term incentive compensation for our NEOs. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. Over the three years since our initial public offering, we have not used financial or other performance measures to align executive compensation with our performance. Therefore, this analysis only covers the performance measures presented in the Pay-Versus-Performance Table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for our CEO and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,159,501)	(3,842,219)	14,019,206
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,567,503)	(3,343,926)	(2,016,253)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,521,704	1,708,488	1,764,575
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	467,924	290,507	232,084
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,295,222)	(2,221,420)	9,419,583
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(286,404)	(275,868)	4,619,217
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(984,283)	(2,048,864)	1,622,779
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,687,369)	(2,577,658)	(3,610,916)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,042,588	847,741	3,814,469
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	143,171	240,204	48,201
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,767)	(458,958)	1,052,321
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (63,906)	$ (100,193)	$ 318,704